AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

August 29, 2024

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Post-Effective Amendment No. 230 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 231 ☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Number, Including Area Code)

(585) 325-6880

Paul J. Battaglia

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 6, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 230 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 227 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on June 18, 2024 (Accession No. 0001999371-24-007569). The effectiveness of Post-Effective Amendment No. 227 was previously delayed pursuant to Post-Effective Amendment No. 228, filed with the SEC on August 16, 2024 (Accession No. 0001999371-24-010233) and Post-Effective Amendment No. 229, filed with the SEC on August 22, 2024 (Accession No. 0001999371-24-010518).

This Post-Effective Amendment No. 230 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 227.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 230 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 29th day of August, 2024.

Manning & Napier Fund, Inc.

(Registrant)

By /s/ Paul J. Battaglia

Paul J. Battaglia

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 230 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Paul J. Battaglia Paul J. Battaglia	President, Principal Executive Officer, Director	August 29, 2024
* Paul A. Brooke	Director	August 29, 2024
* Eunice K. Chapon	Director	August 29, 2024
* John M. Glazer	Director	August 29, 2024
* Russell O. Vernon	Director	August 29, 2024
* Chester N. Watson	Director	August 29, 2024
/s/ Jill Peeper Jill Peeper	Principal Financial Officer, Chief Financial Officer, Treasurer	August 29, 2024

* By: /s/ Paul J. Battaglia Paul J. Battaglia

* Pursuant to powers of attorney dated February 13, 2020, April 17, 2020, February 11, 2021 and July 13, 2023.